SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	6 Months Ended
Jun. 30, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Statement of compliance and Basis of presentation
The interim condensed consolidated financial statements of the partnership and its subsidiaries have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). Accordingly, certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB, have been omitted or condensed.

These condensed consolidated financial statements as of and for the three and six months ended June 30, 2023 were approved and authorized for issue by the Board of Directors of the partnership on August 11, 2023.
The interim condensed consolidated financial statements are prepared using the same accounting policies and methods as those used in the consolidated financial statements for the year ended December 31, 2022. Consequently, the information included in these interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and accompanying notes included in the partnership’s annual report on Form 20-F for the year ended December 31, 2022. Effective January 1, 2023, the partnership adopted the Disclosure of Accounting Policies (amendments to IAS 1 and IFRS Practice Statement 2). The amendments to IAS 1 require that the partnership disclose its material accounting policies instead of its significant accounting policies. As a result of the adoption of these amendments, there were no adjustments to the presentation or amounts recognized in the interim financial statements.

Effective January 1, 2023, the partnership adopted International Tax Reform - Pillar Two Model Rules (amendments to IAS 12). The amendments to IAS 12 consist of a mandatory temporary exception to the accounting for deferred taxes arising from the jurisdictional implementation of the Pillar Two model rule, as well as disclosure requirements applicable to annual reporting periods. As a result of these amendments, there were no adjustments to the presentation or amounts recognized in the interim financial statements.

The interim condensed consolidated financial statements are unaudited and reflect all adjustments (consisting of normal recurring adjustments) which are, in the opinion of management, necessary for a fair statement of results for the interim periods presented in accordance with IFRS. The results reported in these interim condensed consolidated financial statements should not necessarily be regarded as indicative of results that may be expected for the entire year.
The interim condensed consolidated financial statements are prepared on a going concern basis and have been presented in U.S. Dollars rounded to the nearest million unless otherwise indicated.
Critical judgements and estimates in applying accounting policies	Critical judgements and estimates in applying accounting policiesThe preparation of the partnership’s interim condensed consolidated financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates and assumptions. It also requires management to exercise judgment in applying the partnership’s accounting policies. The accounting policies and critical estimates and assumptions have been set out in Note 2, Summary of Significant Accounting Policies in the partnership’s consolidated financial statements for the year ended December 31, 2022 and have been consistently applied in the preparation of the interim condensed consolidated financial statements as of and for the three and six months ended June 30, 2023.
Future accounting policies	Future accounting policiesThe partnership is currently assessing the impact of Amendments to IAS 1 – Classification of Liabilities as Current or Non-current. The amendments to IAS 1 affect only the presentation of liabilities as current or non-current in the consolidated balance sheets and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items. The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether the partnership will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants with which an entity is required to comply on or before the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendments are applied retrospectively for annual periods beginning on or after January 1, 2024, with early application permitted. The partnership is in the process of determining the impact of the amendments on its consolidated financial statements.